Restructuring (Tables)	12 Months Ended
Dec. 31, 2024
Restructuring [Abstract]
Disclosure of Summary of Restructuring
The changes to the restructuring provisions recorded on the consolidated statements of financial position as of December 31, 2024 and 2023 are summarized as follows:

(in millions)	2024	2023
Beginning balance	$31	$86
Provision	7	71
Amounts paid	(34)	(126)
Ending balance	$4	$31